Note 35 - Other relevant information (Details - Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) T	Dec. 31, 2019 USD ($) T
Disclosure of joint ventures [line items]
Impairment charge	$ 57,075	$ 622,402	$ 0
Currency translation adjustment reserve	200	2,300
Non-controlling interests	145,124	$ 183,585
Welded pipe plant in West Siberia [member]
Disclosure of joint ventures [line items]
Manufacturing capacity, steel pipes (Metric Ton) | T			300,000
Proportion of ownership interest in joint venture			49.00%
Other cash payments to acquire interests in joint ventures			$ 19,600
Welded pipe plant in West Siberia [member] | PAO Severstal [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			51.00%
Steel Pipe Premium Connection Threading Plant in Baotou [Member]
Disclosure of joint ventures [line items]
Manufacturing capacity, steel pipes (Metric Ton) | T		70,000
Proportion of ownership interest in joint venture		60.00%
Other cash payments to acquire interests in joint ventures	$ 15,600	$ 2,300
Investments in joint ventures		32,600
Initial investment which is estimated to be completed during 2022		$ 29,800
Annual manufacturing capacity which is estimated in the next fiscal year | T		45,000
Steel Pipe Premium Connection Threading Plant in Baotou [Member] | Inner Mongolia Baotou Steel Union Company Ltd [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		40.00%
NKKTUBES [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	51.00%
Impairment charge	$ 57,000
Currency translation adjustment reserve	140,000
Non-controlling interests	25,000
NKKTUBES [member] | Owners of the parent [member]
Disclosure of joint ventures [line items]
Currency translation adjustment reserve	$ 71,000
NKKTUBES [member] | JFE [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%